DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2024.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

∞	Rates reflect the effective yields at purchase date.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.8%)
	Alphabet, Inc. (GOOG US), Class C	1,271,645	$220,185,332
	Alphabet, Inc. (GOOGL US), Class A	1,528,476	262,194,773
	AT&T, Inc.	1,864,594	35,893,434
#*	Charter Communications, Inc., Class A	25,441	9,660,456
	Comcast Corp., Class A	1,019,644	42,080,708
	Electronic Arts, Inc.	63,505	9,585,445
	Fox Corp. (FOX US), Class B	34,037	1,205,931
	Fox Corp. (FOXA US), Class A	59,280	2,255,011
	Interpublic Group of Cos., Inc.	97,346	3,131,621
#*	Live Nation Entertainment, Inc.	36,952	3,554,413
*	Match Group, Inc.	69,443	2,648,556
	Meta Platforms, Inc., Class A	570,232	270,763,260
*	Netflix, Inc.	112,126	70,454,372
	News Corp. (NWS US), Class B	30,512	869,287
	News Corp. (NWSA US), Class A	97,777	2,696,690
	Omnicom Group, Inc.	50,638	4,964,549
	Paramount Global (PARA US), Class B	130,276	1,487,752
*	Take-Two Interactive Software, Inc.	41,596	6,261,446
	T-Mobile U.S., Inc.	134,017	24,428,619
	Verizon Communications, Inc.	1,096,377	44,425,196
	Walt Disney Co.	474,849	44,488,603
*	Warner Bros Discovery, Inc.	578,394	5,003,108
TOTAL COMMUNICATION SERVICES			1,068,238,562
CONSUMER DISCRETIONARY — (9.9%)
*	Airbnb, Inc., Class A	114,699	16,007,392
*	Amazon.com, Inc.	2,382,758	445,528,091
*	Aptiv PLC	70,484	4,890,885
*	AutoZone, Inc.	4,502	14,107,872
	Bath & Body Works, Inc.	58,535	2,151,161
	Best Buy Co., Inc.	50,561	4,374,538
	Booking Holdings, Inc.	8,835	32,822,113
	BorgWarner, Inc.	59,429	2,098,438
#*	Caesars Entertainment, Inc.	55,116	2,201,884
*	CarMax, Inc.	40,564	3,425,224
*	Carnival Corp.	261,654	4,359,156
*	Chipotle Mexican Grill, Inc.	356,425	19,361,006
	Darden Restaurants, Inc.	31,276	4,575,366
*	Deckers Outdoor Corp.	6,658	6,142,871
	Domino's Pizza, Inc.	9,183	3,936,752
	DR Horton, Inc.	77,242	13,898,153
	eBay, Inc.	131,428	7,308,711
*	Etsy, Inc.	31,030	2,021,294
#*	Expedia Group, Inc.	32,779	4,184,895
	Ford Motor Co.	1,019,775	11,033,965
	Garmin Ltd.	40,101	6,867,296
	General Motors Co.	297,475	13,184,092
	Genuine Parts Co.	36,527	5,373,487
	Hasbro, Inc.	34,180	2,203,243
	Hilton Worldwide Holdings, Inc.	65,184	13,993,049
	Home Depot, Inc.	257,971	94,974,603
	Las Vegas Sands Corp.	94,763	3,759,248
	Lennar Corp. (LEN US), Class A	63,694	11,269,379

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	69,089	$2,867,193
	Lowe's Cos., Inc.	149,029	36,588,110
*	Lululemon Athletica, Inc.	29,984	7,755,661
	Marriott International, Inc., Class A	62,553	14,218,297
	McDonald's Corp.	187,352	49,723,221
*	MGM Resorts International	64,512	2,772,081
*	Mohawk Industries, Inc.	13,808	2,224,055
	NIKE, Inc., Class B	314,780	23,564,431
#*	Norwegian Cruise Line Holdings Ltd.	109,368	2,015,652
*	NVR, Inc.	819	7,049,526
*	O'Reilly Automotive, Inc.	15,357	17,297,203
#	Pool Corp.	9,937	3,716,835
	PulteGroup, Inc.	55,099	7,273,068
	Ralph Lauren Corp.	9,873	1,733,600
	Ross Stores, Inc.	87,385	12,516,154
#*	Royal Caribbean Cruises Ltd.	61,680	9,666,490
	Starbucks Corp.	295,188	23,009,905
	Tapestry, Inc.	60,810	2,437,873
*	Tesla, Inc.	721,065	167,337,555
	TJX Cos., Inc.	294,909	33,330,615
#	Tractor Supply Co.	28,021	7,378,490
*	Ulta Beauty, Inc.	12,540	4,575,721
	Wynn Resorts Ltd.	24,130	1,998,447
	Yum! Brands, Inc.	73,559	9,770,842
TOTAL CONSUMER DISCRETIONARY			1,206,875,189
CONSUMER STAPLES — (5.8%)
	Altria Group, Inc.	446,277	21,872,036
	Archer-Daniels-Midland Co.	128,538	7,970,641
#	Brown-Forman Corp. (BFB US), Class B	45,639	2,061,057
	Bunge Global SA	36,901	3,883,092
	Campbell Soup Co.	50,527	2,367,695
	Church & Dwight Co., Inc.	63,811	6,254,116
	Clorox Co.	32,449	4,280,997
	Coca-Cola Co.	1,008,816	67,328,380
	Colgate-Palmolive Co.	213,079	21,135,306
	Conagra Brands, Inc.	123,842	3,754,889
	Constellation Brands, Inc., Class A	41,709	10,225,378
	Costco Wholesale Corp.	115,445	94,895,790
	Dollar General Corp.	56,775	6,835,142
*	Dollar Tree, Inc.	53,770	5,610,362
	Estee Lauder Cos., Inc., Class A	61,081	6,084,278
	General Mills, Inc.	146,397	9,829,095
#	Hershey Co.	38,163	7,536,429
	Hormel Foods Corp.	75,333	2,418,943
	J M Smucker Co.	27,324	3,222,866
	Kellanova	68,903	4,006,710
	Kenvue, Inc.	496,018	9,171,373
	Keurig Dr Pepper, Inc.	270,305	9,266,055
	Kimberly-Clark Corp.	87,716	11,846,046
	Kraft Heinz Co.	205,297	7,228,507
	Kroger Co.	173,524	9,457,058
	Lamb Weston Holdings, Inc.	37,676	2,261,314
	McCormick & Co., Inc. (MKC US)	65,124	5,015,199
	Molson Coors Beverage Co., Class B	46,632	2,464,501
	Mondelez International, Inc., Class A	348,579	23,825,375
*	Monster Beverage Corp.	184,399	9,487,329
	PepsiCo, Inc.	357,641	61,753,872
	Philip Morris International, Inc.	404,099	46,536,041

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	614,319	$98,757,922
	Sysco Corp.	129,611	9,934,683
	Target Corp.	120,087	18,062,286
	Tyson Foods, Inc., Class A	75,183	4,578,645
#	Walgreens Boots Alliance, Inc.	189,067	2,244,225
	Walmart, Inc.	1,111,777	76,312,373
TOTAL CONSUMER STAPLES			699,776,006
ENERGY — (3.7%)
	APA Corp.	92,772	2,893,559
	Baker Hughes Co.	260,066	10,069,755
	Chevron Corp.	446,004	71,570,262
	ConocoPhillips	304,549	33,865,849
	Coterra Energy, Inc.	193,743	4,998,569
	Devon Energy Corp.	163,892	7,707,841
	Diamondback Energy, Inc.	46,508	9,409,033
	EOG Resources, Inc.	149,157	18,913,108
	EQT Corp.	154,762	5,340,837
	Exxon Mobil Corp.	1,167,497	138,453,469
	Halliburton Co.	231,010	8,011,427
	Hess Corp.	72,123	11,065,111
	Kinder Morgan, Inc.	501,616	10,599,146
	Marathon Oil Corp.	145,659	4,085,735
	Marathon Petroleum Corp.	91,840	16,257,517
	Occidental Petroleum Corp.	173,217	10,535,058
	ONEOK, Inc.	151,357	12,612,579
	Phillips 66	110,526	16,079,322
	Schlumberger NV	372,149	17,971,075
	Targa Resources Corp.	57,997	7,845,834
	Valero Energy Corp.	85,173	13,774,178
	Williams Cos., Inc.	316,877	13,606,698
TOTAL ENERGY			445,665,962
FINANCIALS — (13.0%)
	Aflac, Inc.	134,739	12,851,406
	Allstate Corp.	68,950	11,798,724
	American Express Co.	148,010	37,452,450
	American International Group, Inc.	172,974	13,704,730
	Ameriprise Financial, Inc.	25,847	11,116,019
	Aon PLC, Class A	56,437	18,540,119
*	Arch Capital Group Ltd.	96,822	9,273,611
	Arthur J Gallagher & Co.	56,948	16,144,189
	Assurant, Inc.	13,411	2,345,182
	Bank of America Corp.	1,770,648	71,374,821
	Bank of New York Mellon Corp.	194,899	12,682,078
*	Berkshire Hathaway, Inc., Class B	471,098	206,576,473
	BlackRock, Inc.	36,359	31,868,663
	Blackstone, Inc.	185,854	26,419,146
	Brown & Brown, Inc.	61,331	6,098,141
	Capital One Financial Corp.	99,357	15,042,650
	Cboe Global Markets, Inc.	27,531	5,052,214
	Charles Schwab Corp.	388,209	25,307,345
	Chubb Ltd.	105,643	29,121,549
	Cincinnati Financial Corp.	40,700	5,316,234
	Citigroup, Inc.	495,843	32,170,294
	Citizens Financial Group, Inc.	118,374	5,051,019
	CME Group, Inc.	93,458	18,103,749
*	Corpay, Inc.	18,202	5,311,708

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Discover Financial Services	65,256	$9,396,211
	Everest Group Ltd.	11,192	4,397,001
	FactSet Research Systems, Inc.	9,902	4,090,417
	Fidelity National Information Services, Inc.	144,852	11,128,979
	Fifth Third Bancorp	178,000	7,536,520
*	Fiserv, Inc.	152,101	24,879,161
	Franklin Resources, Inc.	76,015	1,738,463
	Global Payments, Inc.	66,258	6,734,463
	Globe Life, Inc.	21,215	1,967,479
	Goldman Sachs Group, Inc.	83,798	42,655,696
	Hartford Financial Services Group, Inc.	77,359	8,580,660
	Huntington Bancshares, Inc.	378,830	5,663,509
	Intercontinental Exchange, Inc.	148,917	22,569,861
	Invesco Ltd.	114,967	1,984,330
#	Jack Henry & Associates, Inc.	18,999	3,257,949
	JPMorgan Chase & Co.	747,333	159,032,462
	KeyCorp	247,177	3,986,965
	KKR & Co., Inc.	173,132	21,373,145
	Loews Corp.	47,698	3,813,455
	M&T Bank Corp.	43,711	7,525,723
	MarketAxess Holdings, Inc.	9,893	2,211,382
	Marsh & McLennan Cos., Inc.	128,287	28,552,838
	Mastercard, Inc., Class A	213,709	99,099,000
	MetLife, Inc.	155,607	11,958,398
	Moody's Corp.	40,969	18,701,529
	Morgan Stanley	325,882	33,634,281
	MSCI, Inc.	20,664	11,174,265
	Nasdaq, Inc.	99,738	6,750,268
	Northern Trust Corp.	53,470	4,740,116
*	PayPal Holdings, Inc.	272,819	17,946,034
	PNC Financial Services Group, Inc.	103,344	18,715,598
	Principal Financial Group, Inc.	56,330	4,591,458
	Progressive Corp.	152,421	32,636,385
	Prudential Financial, Inc.	93,666	11,738,223
	Raymond James Financial, Inc.	48,426	5,617,416
	Regions Financial Corp.	239,895	5,366,451
	S&P Global, Inc.	83,385	40,419,211
	State Street Corp.	78,349	6,657,315
	Synchrony Financial	103,874	5,275,760
	T Rowe Price Group, Inc.	58,324	6,661,184
	Travelers Cos., Inc.	59,777	12,938,134
	Truist Financial Corp.	348,524	15,575,538
	U.S. Bancorp	405,522	18,199,827
	Visa, Inc., Class A	409,731	108,853,235
	W R Berkley Corp.	78,801	4,344,299
	Wells Fargo & Co.	906,716	53,804,527
	Willis Towers Watson PLC	26,469	7,471,669
TOTAL FINANCIALS			1,574,669,304
HEALTH CARE — (11.8%)
	Abbott Laboratories	452,244	47,910,729
	AbbVie, Inc.	459,645	85,181,411
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	75,932	10,736,785
*	Align Technology, Inc.	18,135	4,205,144
	Amgen, Inc.	139,448	46,362,277
	Baxter International, Inc.	131,610	4,714,270
	Becton Dickinson & Co.	75,339	18,161,219
*	Biogen, Inc.	37,800	8,058,960

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Bio-Rad Laboratories, Inc., Class A	5,142	$1,739,847
	Bio-Techne Corp.	40,528	3,306,680
*	Boston Scientific Corp.	382,624	28,268,261
	Bristol-Myers Squibb Co.	526,739	25,051,707
	Cardinal Health, Inc.	63,894	6,442,432
*	Catalent, Inc.	47,930	2,844,166
	Cencora, Inc.	42,889	10,202,435
*	Centene Corp.	138,359	10,642,574
*	Charles River Laboratories International, Inc.	13,409	3,273,137
	Cigna Group	73,865	25,754,510
	Cooper Cos., Inc.	51,754	4,830,201
	CVS Health Corp.	326,756	19,713,190
	Danaher Corp.	171,378	47,485,416
*	DaVita, Inc.	13,393	1,829,752
*	Dexcom, Inc.	101,475	6,882,035
*	Edwards Lifesciences Corp.	157,078	9,903,768
	Elevance Health, Inc.	60,497	32,186,219
	Eli Lilly & Co.	207,759	167,094,331
*	GE HealthCare Technologies, Inc.	108,277	9,163,483
	Gilead Sciences, Inc.	324,617	24,690,369
	HCA Healthcare, Inc.	50,546	18,350,725
*	Henry Schein, Inc.	33,249	2,391,933
*	Hologic, Inc.	60,350	4,925,164
	Humana, Inc.	31,392	11,351,661
*	IDEXX Laboratories, Inc.	21,543	10,257,053
*	Incyte Corp.	41,786	2,719,015
*	Insulet Corp.	18,215	3,540,085
*	Intuitive Surgical, Inc.	92,203	40,994,376
*	IQVIA Holdings, Inc.	47,466	11,687,553
	Johnson & Johnson	626,445	98,884,343
	Labcorp Holdings, Inc.	21,896	4,717,274
	McKesson Corp.	33,744	20,820,723
	Medtronic PLC	345,320	27,736,102
	Merck & Co., Inc.	659,243	74,580,161
*	Mettler-Toledo International, Inc.	5,539	8,424,985
*	Moderna, Inc.	86,877	10,357,476
*	Molina Healthcare, Inc.	15,229	5,197,201
	Pfizer, Inc.	1,474,608	45,034,528
	Quest Diagnostics, Inc.	28,854	4,105,924
*	Regeneron Pharmaceuticals, Inc.	27,629	29,816,941
	ResMed, Inc.	38,268	8,160,651
	Revvity, Inc.	31,853	4,001,055
*	Solventum Corp.	36,805	2,167,078
	STERIS PLC	25,892	6,181,974
	Stryker Corp.	88,280	28,907,286
	Teleflex, Inc.	12,044	2,660,761
	Thermo Fisher Scientific, Inc.	99,288	60,897,302
	UnitedHealth Group, Inc.	239,537	138,011,638
	Universal Health Services, Inc., Class B	15,394	3,290,621
*	Vertex Pharmaceuticals, Inc.	67,146	33,285,615
	Viatris, Inc.	312,586	3,769,787
#*	Waters Corp.	15,509	5,215,367
	West Pharmaceutical Services, Inc.	18,899	5,786,307
	Zimmer Biomet Holdings, Inc.	53,367	5,942,415
	Zoetis, Inc.	118,524	21,339,061
TOTAL HEALTH CARE			1,432,352,219
INDUSTRIALS — (8.4%)
	3M Co.	144,204	18,393,220

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	A O Smith Corp.	31,467	$2,675,954
	Allegion PLC	22,836	3,124,193
#*	American Airlines Group, Inc.	173,933	1,850,647
	AMETEK, Inc.	60,105	10,427,015
	Automatic Data Processing, Inc.	106,449	27,955,636
*	Axon Enterprise, Inc.	18,315	5,494,683
*	Boeing Co.	150,031	28,595,909
	Broadridge Financial Solutions, Inc.	30,854	6,602,756
*	Builders FirstSource, Inc.	31,730	5,310,650
	Carrier Global Corp.	217,470	14,811,882
	Caterpillar, Inc.	127,115	44,007,213
	CH Robinson Worldwide, Inc.	29,971	2,668,918
	Cintas Corp.	22,443	17,145,105
*	Copart, Inc.	228,266	11,945,160
	CSX Corp.	509,876	17,896,648
	Cummins, Inc.	35,507	10,360,943
#*	Dayforce, Inc.	40,485	2,399,951
	Deere & Co.	67,316	25,040,206
	Delta Air Lines, Inc.	167,605	7,210,367
	Dover Corp.	35,984	6,630,412
	Eaton Corp. PLC	104,077	31,721,629
	Emerson Electric Co.	149,102	17,461,335
	Equifax, Inc.	32,139	8,978,672
	Expeditors International of Washington, Inc.	36,559	4,563,294
	Fastenal Co.	148,929	10,536,727
	FedEx Corp.	59,049	17,847,560
	Fortive Corp.	91,448	6,570,539
*	GE Vernova, Inc.	71,341	12,715,820
*	Generac Holdings, Inc.	15,929	2,479,827
	General Dynamics Corp.	59,224	17,690,801
	General Electric Co.	284,981	48,503,766
	Honeywell International, Inc.	169,607	34,727,033
	Howmet Aerospace, Inc.	101,158	9,680,821
	Hubbell, Inc.	13,978	5,530,396
	Huntington Ingalls Industries, Inc.	10,197	2,854,956
	IDEX Corp.	19,647	4,096,007
	Illinois Tool Works, Inc.	70,550	17,445,604
	Ingersoll Rand, Inc.	104,731	10,514,992
	Jacobs Solutions, Inc.	32,588	4,769,254
	JB Hunt Transport Services, Inc.	20,952	3,627,839
	Johnson Controls International PLC	175,554	12,559,133
	L3Harris Technologies, Inc.	49,348	11,196,568
	Leidos Holdings, Inc.	35,439	5,117,392
	Lockheed Martin Corp.	55,546	30,101,488
	Masco Corp.	57,513	4,477,387
	Nordson Corp.	14,321	3,584,976
	Norfolk Southern Corp.	58,811	14,676,873
	Northrop Grumman Corp.	36,270	17,566,286
	Old Dominion Freight Line, Inc.	46,329	9,737,429
	Otis Worldwide Corp.	105,728	9,991,296
	PACCAR, Inc.	136,657	13,482,580
	Parker-Hannifin Corp.	33,432	18,760,701
	Paychex, Inc.	83,549	10,695,943
	Paycom Software, Inc.	12,718	2,121,235
	Pentair PLC	43,434	3,816,546
	Quanta Services, Inc.	37,922	10,063,740
	Republic Services, Inc.	53,373	10,371,441
	Rockwell Automation, Inc.	29,781	8,298,476
	Rollins, Inc.	72,392	3,468,301

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	RTX Corp.	345,991	$40,650,483
	Snap-on, Inc.	13,571	3,895,284
#	Southwest Airlines Co.	155,766	4,196,336
	Stanley Black & Decker, Inc.	40,500	4,277,610
	Textron, Inc.	49,219	4,572,445
	Trane Technologies PLC	58,766	19,644,298
	TransDigm Group, Inc.	14,533	18,808,899
*	Uber Technologies, Inc.	541,203	34,891,357
	Union Pacific Corp.	158,929	39,212,552
*	United Airlines Holdings, Inc.	86,212	3,915,749
	United Parcel Service, Inc., Class B	190,106	24,784,119
	United Rentals, Inc.	17,348	13,134,171
	Veralto Corp.	56,901	6,063,371
	Verisk Analytics, Inc.	37,143	9,722,180
	Waste Management, Inc.	94,730	19,197,982
	Westinghouse Air Brake Technologies Corp.	45,825	7,384,699
	WW Grainger, Inc.	11,361	11,097,538
	Xylem, Inc.	63,282	8,448,147
TOTAL INDUSTRIALS			1,016,849,351
INFORMATION TECHNOLOGY — (31.3%)
	Accenture PLC, Class A	163,515	54,061,329
*	Adobe, Inc.	116,546	64,292,601
*	Advanced Micro Devices, Inc.	420,387	60,737,514
*	Akamai Technologies, Inc.	40,055	3,936,605
	Amphenol Corp., Class A	313,246	20,129,188
	Analog Devices, Inc.	129,076	29,865,605
*	ANSYS, Inc.	22,779	7,144,178
	Apple, Inc.	3,750,143	832,831,758
	Applied Materials, Inc.	215,948	45,824,166
*	Arista Networks, Inc.	66,022	22,879,924
*	Autodesk, Inc.	55,606	13,763,597
	Broadcom, Inc.	1,133,633	182,152,151
*	Cadence Design Systems, Inc.	70,884	18,972,811
	CDW Corp.	34,799	7,590,010
	Cisco Systems, Inc.	1,052,780	51,007,191
	Cognizant Technology Solutions Corp., Class A	129,819	9,824,702
	Corning, Inc.	200,035	8,003,400
*	Crowdstrike Holdings, Inc., Class A	60,099	13,940,564
*	Enphase Energy, Inc.	35,461	4,081,916
*	EPAM Systems, Inc.	15,229	3,276,215
*	F5, Inc.	15,224	3,100,215
*	Fair Isaac Corp.	6,405	10,248,000
*	First Solar, Inc.	27,922	6,030,873
*	Fortinet, Inc.	165,657	9,614,732
*	Gartner, Inc.	20,285	10,166,639
	Gen Digital, Inc.	143,678	3,734,191
*	GoDaddy, Inc., Class A	36,346	5,286,526
	Hewlett Packard Enterprise Co.	338,552	6,740,570
	HP, Inc.	223,263	8,057,562
	Intel Corp.	1,109,052	34,092,259
	International Business Machines Corp.	238,988	45,919,154
	Intuit, Inc.	72,778	47,112,838
	Jabil, Inc.	31,094	3,503,361
	Juniper Networks, Inc.	85,851	3,235,724
*	Keysight Technologies, Inc.	45,484	6,348,202
	KLA Corp.	35,035	28,836,258
	Lam Research Corp.	34,040	31,359,010
	Microchip Technology, Inc.	141,095	12,526,414

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	287,840	$31,610,589
	Microsoft Corp.	1,933,684	808,956,701
	Monolithic Power Systems, Inc.	12,681	10,944,844
	Motorola Solutions, Inc.	43,412	17,317,915
	NetApp, Inc.	53,463	6,788,732
	NVIDIA Corp.	6,399,878	748,913,724
	NXP Semiconductors NV	66,709	17,555,140
*	ON Semiconductor Corp.	112,499	8,803,047
	Oracle Corp.	414,638	57,821,269
*	Palo Alto Networks, Inc.	82,854	26,905,179
*	PTC, Inc.	31,206	5,549,987
*	Qorvo, Inc.	24,985	2,993,203
	QUALCOMM, Inc.	290,721	52,605,965
	Roper Technologies, Inc.	27,787	15,136,968
	Salesforce, Inc.	252,700	65,398,760
	Seagate Technology Holdings PLC	50,691	5,179,100
*	ServiceNow, Inc.	53,278	43,389,070
	Skyworks Solutions, Inc.	41,677	4,735,341
*	Super Micro Computer, Inc.	13,049	9,155,831
*	Synopsys, Inc.	39,607	22,113,380
	TE Connectivity Ltd.	79,782	12,312,756
*	Teledyne Technologies, Inc.	12,234	5,161,035
	Teradyne, Inc.	40,076	5,256,368
	Texas Instruments, Inc.	236,690	48,239,789
*	Trimble, Inc.	63,828	3,481,179
*	Tyler Technologies, Inc.	11,131	6,323,632
*	VeriSign, Inc.	22,784	4,260,836
*	Western Digital Corp.	85,261	5,716,750
*	Zebra Technologies Corp., Class A	13,475	4,732,285
TOTAL INFORMATION TECHNOLOGY			3,787,587,328
MATERIALS — (2.2%)
	Air Products & Chemicals, Inc.	57,696	15,223,090
#	Albemarle Corp.	30,721	2,877,636
	Amcor PLC	376,044	3,959,743
	Avery Dennison Corp.	20,953	4,543,239
	Ball Corp.	81,005	5,170,549
#	Celanese Corp.	26,137	3,689,237
	CF Industries Holdings, Inc.	47,082	3,596,594
	Corteva, Inc.	180,526	10,127,509
	Dow, Inc.	183,101	9,973,511
	DuPont de Nemours, Inc.	108,737	9,101,287
	Eastman Chemical Co.	30,426	3,143,919
	Ecolab, Inc.	66,297	15,294,055
	FMC Corp.	32,806	1,914,558
	Freeport-McMoRan, Inc.	374,879	17,023,255
	International Flavors & Fragrances, Inc.	66,915	6,656,704
	International Paper Co.	90,440	4,203,651
	Linde PLC	125,028	56,700,198
	LyondellBasell Industries NV, Class A	66,636	6,627,617
	Martin Marietta Materials, Inc.	16,100	9,552,935
	Mosaic Co.	82,658	2,460,729
	Newmont Corp.	299,917	14,716,927
	Nucor Corp.	62,385	10,165,012
	Packaging Corp. of America	23,341	4,665,166
	PPG Industries, Inc.	61,272	7,780,318
	Sherwin-Williams Co.	60,581	21,251,815
	Smurfit WestRock PLC	135,517	6,076,582
	Steel Dynamics, Inc.	38,226	5,092,468

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	34,235	$9,397,850
TOTAL MATERIALS			270,986,154
REAL ESTATE — (2.3%)
	Alexandria Real Estate Equities, Inc.	40,697	4,773,351
	American Tower Corp.	121,490	26,776,396
	AvalonBay Communities, Inc.	36,909	7,563,392
	BXP, Inc.	38,162	2,721,332
	Camden Property Trust	27,937	3,094,023
*	CBRE Group, Inc., Class A	77,601	8,746,409
*	CoStar Group, Inc.	106,671	8,322,471
	Crown Castle, Inc.	113,005	12,439,590
	Digital Realty Trust, Inc.	84,747	12,668,829
	Equinix, Inc.	24,715	19,530,782
	Equity Residential	90,468	6,299,287
	Essex Property Trust, Inc.	16,669	4,639,983
	Extra Space Storage, Inc.	55,327	8,831,296
	Federal Realty Investment Trust	18,848	2,104,379
	Healthpeak Properties, Inc.	184,903	4,034,584
	Host Hotels & Resorts, Inc.	184,063	3,222,943
	Invitation Homes, Inc.	150,804	5,318,857
	Iron Mountain, Inc.	76,802	7,876,813
	Kimco Realty Corp.	171,561	3,728,021
	Mid-America Apartment Communities, Inc.	30,668	4,286,466
	Prologis, Inc.	240,932	30,369,479
	Public Storage	41,145	12,175,628
	Realty Income Corp.	217,812	12,508,943
	Regency Centers Corp.	43,524	2,930,906
	SBA Communications Corp.	27,905	6,126,264
	Simon Property Group, Inc.	84,735	13,001,738
	UDR, Inc.	77,797	3,117,326
	Ventas, Inc.	105,328	5,734,056
	VICI Properties, Inc.	270,667	8,461,051
	Welltower, Inc.	155,139	17,259,214
	Weyerhaeuser Co.	191,158	6,071,178
TOTAL REAL ESTATE			274,734,987
UTILITIES — (2.4%)
	AES Corp.	174,251	3,099,925
	Alliant Energy Corp.	66,724	3,713,858
	Ameren Corp.	68,902	5,461,862
	American Electric Power Co., Inc.	137,331	13,474,918
	American Water Works Co., Inc.	50,526	7,192,881
	Atmos Energy Corp.	39,305	5,026,323
	CenterPoint Energy, Inc.	166,032	4,607,388
	CMS Energy Corp.	77,762	5,038,978
	Consolidated Edison, Inc.	89,557	8,733,599
	Constellation Energy Corp.	82,238	15,608,772
	Dominion Energy, Inc.	218,328	11,671,815
	DTE Energy Co.	53,494	6,447,632
	Duke Energy Corp.	200,374	21,894,867
	Edison International	99,824	7,986,918
	Entergy Corp.	55,513	6,437,843
	Evergy, Inc.	59,448	3,447,984
	Eversource Energy	91,462	5,936,798
	Exelon Corp.	260,807	9,702,020
#	FirstEnergy Corp.	135,173	5,665,100
	NextEra Energy, Inc.	535,094	40,875,831

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	NiSource, Inc.	109,421	$3,419,406
	NRG Energy, Inc.	53,891	4,050,986
	PG&E Corp.	556,442	10,155,067
#	Pinnacle West Capital Corp.	29,564	2,530,383
	PPL Corp.	192,565	5,723,032
	Public Service Enterprise Group, Inc.	129,854	10,358,454
	Sempra	164,087	13,136,805
	Southern Co.	284,183	23,734,964
	Vistra Corp.	84,894	6,725,303
	WEC Energy Group, Inc.	82,045	7,060,793
	Xcel Energy, Inc.	145,190	8,461,673
TOTAL UTILITIES			287,382,178
TOTAL COMMON STOCKS Cost ($2,683,107,893)			12,065,117,240

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	11,077,186	11,077,186
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	3,030,565	35,054,543
TOTAL INVESTMENTS — (100.0%)
(Cost $2,729,239,622)^^			$12,111,248,969
As of July 31, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	35	09/20/24	$9,618,236	$9,726,500	$108,264
Total Futures Contracts			$9,618,236	$9,726,500	$108,264
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,068,238,562	—	—	$1,068,238,562
Consumer Discretionary	1,206,875,189	—	—	1,206,875,189
Consumer Staples	699,776,006	—	—	699,776,006
Energy	445,665,962	—	—	445,665,962
Financials	1,574,669,304	—	—	1,574,669,304
Health Care	1,432,145,449	—	$206,770	1,432,352,219
Industrials	1,016,849,351	—	—	1,016,849,351
Information Technology	3,787,587,328	—	—	3,787,587,328
Materials	270,986,154	—	—	270,986,154
Real Estate	274,734,987	—	—	274,734,987
Utilities	287,382,178	—	—	287,382,178

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$11,077,186	—	—	$11,077,186
Securities Lending Collateral	—	$35,054,543	—	35,054,543
Total Investments in Securities	$12,075,987,656	$35,054,543	$206,770˂˃	$12,111,248,969
Financial Instruments
Assets
Futures Contracts**	108,264	—	—	108,264
Total Financial Instruments	$108,264	—	—	$108,264
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,821,805,701
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,821,805,701
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$9,370,569,998
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$9,370,569,998
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,002,511,939
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,002,511,939
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$59,367,786
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$59,367,786
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (25.8%)
Asian Development Bank
	1.500%, 10/18/24	250	$247,945
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.928%, 03/18/26	400	400,448
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.119%, 07/03/25	400	401,646
BNG Bank NV
	1.500%, 10/16/24	250	248,031
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25	500	500,530
(r)	5.764%, 05/19/25	400	400,424
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.748%, 07/07/25	656	656,026
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.997%, 09/12/25	1,000	1,003,113
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.107%, 03/14/25	1,275	1,278,646
(r)	6.107%, 03/14/25	543	544,553
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	6.079%, 01/09/26	500	502,249
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
#(r)	6.048%, 07/18/25	770	772,595
CPPIB Capital, Inc.
	0.500%, 09/16/24	250	248,451
	4.125%, 10/21/24	250	249,246
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.619%, 04/04/25	600	604,351
		Face Amount	Value†
		(000)
	DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.977%, 09/12/25	1,700	$1,703,434
	Equinor ASA
	3.250%, 11/10/24	1,095	1,088,563
	Erste Abwicklungsanstalt
	0.875%, 10/30/24	800	791,212
	European Stability Mechanism
	1.375%, 09/11/24	400	398,203
	Inter-American Development Bank
	0.500%, 09/23/24	1,250	1,241,050
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.537%, 09/16/26	700	699,307
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.547%, 06/15/26	1,500	1,498,530
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.624%, 06/15/27	1,525	1,523,792
	International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.647%, 03/16/26	500	500,465
	JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/29/26	2,100	2,108,965
	JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.367%, 12/08/26	900	910,722
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.348%, 06/17/26	1,296	1,312,044
	Kreditanstalt fuer Wiederaufbau
	1.375%, 08/05/24	468	467,813
	0.500%, 09/20/24	250	248,326

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	2.500%, 11/20/24	36	$35,696
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.345%, 07/15/26	600	607,128
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 01/27/25	100	98,151
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25	400	401,986
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	6.227%, 06/09/25	825	828,547
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.748%, 01/12/25	250	250,171
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω	6.017%, 12/10/25	350	351,449
(r)	6.018%, 01/12/27	425	425,434
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.124%, 05/13/25	270	270,687
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27	325	326,206
Nordic Investment Bank
	0.375%, 09/20/24	350	347,601
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25	355	348,208
Province of Quebec
	2.875%, 10/16/24	500	497,350
	1.500%, 02/11/25	900	882,850
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
#(r)Ω	6.104%, 11/13/26	200	201,636
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24	261	259,599
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26	250	253,518
	Face Amount	Value†
	(000)
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 6.078%, 11/17/25	58	$58,264
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.789%, 04/16/26	700	699,468
Westpac Banking Corp., Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.367%, 08/26/25	1,750	1,760,990
TOTAL BONDS		31,455,619
U.S. TREASURY OBLIGATIONS — (18.4%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.383%, 10/31/25	8,000	8,004,274
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.458%, 01/31/26	5,450	5,458,556
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.384%, 07/31/25	4,165	4,164,475
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r) 5.363%, 04/30/26	4,908	4,909,799
TOTAL U.S. TREASURY OBLIGATIONS		22,537,104

COMMERCIAL PAPER — (53.3%)
Apple, Inc.
Ω	5.444%, 09/19/24	1,000	992,644
Ω	5.442%, 09/20/24	880	873,396
Australia & New Zealand Banking Group Ltd.
Ω	5.524%, 11/18/24	1,750	1,722,300
Caisse d'Amortissement de la Dette Sociale
Ω	5.507%, 09/17/24	1,625	1,613,512
Ω	5.515%, 09/03/24	1,100	1,094,494
Ω	5.502%, 10/15/24	800	790,996
Caisse des Depots et Consignations
Ω	5.499%, 09/19/24	600	595,567
Ω	5.402%, 10/09/24	700	692,772
Ω	5.500%, 10/23/24	1,000	987,643
CDP Financial, Inc.
Ω	5.528%, 09/23/24	400	396,808

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	5.500%, 01/03/25	1,250	$1,222,180
Chevron Corp.
Ω	5.403%, 09/20/24	500	496,227
Cisco Systems, Inc.
Ω	5.496%, 10/28/24	2,150	2,121,930
Ω	5.505%, 11/05/24	1,250	1,232,267
DBS Bank Ltd.
Ω	5.483%, 08/21/24	500	498,448
Ω	5.517%, 08/21/24	1,100	1,096,586
DNB Bank ASA
Ω	5.444%, 09/16/24	1,250	1,241,354
Equinor ASA
Ω	5.482%, 10/07/24	250	247,492
Ω	5.447%, 10/11/24	350	346,284
Erste Abwicklungsanstalt
Ω	5.468%, 08/05/24	1,250	1,249,077
Ω	5.449%, 10/01/24	1,250	1,238,246
Export Development Canada
	5.458%, 08/29/24	250	248,950
FMS Wertmanagement
Ω	5.491%, 08/01/24	1,000	999,854
Johnson & Johnson
Ω	5.452%, 08/02/24	1,100	1,099,677
Ω	5.454%, 08/02/24	800	799,765
Ω	5.479%, 09/11/24	1,250	1,242,294
Kreditanstalt fuer Wiederaufbau
Ω	5.447%, 08/22/24	500	498,405
Ω	5.452%, 09/05/24	1,150	1,143,921
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.481%, 08/09/24	1,000	998,672
Ω	5.460%, 08/20/24	600	598,230
Ω	5.478%, 08/08/24	300	299,646
Ω	5.474%, 10/28/24	1,000	986,896
National Securities Clearing Corp.
Ω	5.490%, 10/09/24	1,100	1,088,642
Nederlandse Waterschapsbank NV
Ω	5.459%, 08/26/24	1,350	1,344,813
Ω	5.499%, 09/17/24	1,750	1,737,643
Ω	5.500%, 10/03/24	300	297,187
Nestle Finance International Ltd.
Ω	5.435%, 09/25/24	2,000	1,983,702
Nordea Bank Abp
Ω	5.477%, 11/01/24	250	246,579
Novartis Finance Corp.
Ω	5.475%, 08/05/24	1,100	1,099,191
Ω	5.467%, 08/05/24	1,150	1,149,154
Ω	5.467%, 08/06/24	700	699,382
Ω	5.417%, 09/10/24	500	496,976
NRW Bank
Ω	5.460%, 08/26/24	2,000	1,992,402
Ω	5.483%, 09/25/24	400	396,732
		Face Amount	Value†
		(000)
Oesterreichische Kontrollbank AG
	5.408%, 08/29/24	1,500	$1,493,572
Province of Alberta
Ω	5.446%, 08/02/24	1,200	1,199,647
Ω	5.477%, 09/03/24	525	522,371
PSP Capital, Inc.
Ω	5.467%, 09/13/24	1,325	1,316,482
Ω	5.462%, 10/08/24	400	395,960
Ω	5.391%, 09/04/24	250	248,722
Queensland Treasury Corp.
	5.532%, 10/16/24	1,000	988,679
Roche Holdings, Inc.
Ω	5.422%, 09/16/24	750	744,804
Sanofi SA
Ω	5.489%, 10/03/24	1,000	990,583
Ω	5.488%, 10/10/24	2,000	1,979,123
Ω	5.459%, 10/17/24	500	494,271
Siemens Capital Co. LLC
Ω	5.491%, 10/02/24	375	371,538
Ω	5.439%, 09/30/24	1,500	1,486,584
Svensk Exportkredit AB
	5.479%, 09/25/24	1,000	991,789
	5.461%, 10/03/24	2,000	1,981,241
Svenska Handelsbanken AB
Ω	5.516%, 09/18/24	500	496,413
Ω	5.524%, 09/18/24	500	496,413
Ω	5.457%, 09/26/24	1,250	1,239,579
Toronto-Dominion Bank
Ω	5.519%, 08/15/24	400	399,116
Ω	5.516%, 09/06/24	1,350	1,342,651
Ω	5.516%, 09/09/24	825	820,140
Ω	5.484%, 10/17/24	850	840,229
United Overseas Bank Ltd.
Ω	5.492%, 09/18/24	1,000	992,745
Ω	5.519%, 10/30/24	1,000	986,609
TOTAL COMMERCIAL PAPER (Cost $65,024,339)			65,018,197
TOTAL INVESTMENT SECURITIES (Cost $118,972,075)			119,010,920

Shares
TEMPORARY CASH INVESTMENTS — (1.9%)
State Street Institutional U.S. Government Money Market Fund 5.260%	2,302,026	2,302,026

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	62,723	$725,521
TOTAL INVESTMENTS — (100.0%)
(Cost $121,999,622)^^			$122,038,467
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$31,455,619	—	$31,455,619
U.S. Treasury Obligations	—	22,537,104	—	22,537,104
Commercial Paper	—	65,018,197	—	65,018,197
Temporary Cash Investments	$2,302,026	—	—	2,302,026
Securities Lending Collateral	—	725,521	—	725,521
Total Investments in Securities	$2,302,026	$119,736,441	—	$122,038,467

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (32.4%)
Federal Home Loan Bank Discount Notes
∞	1.750%, 08/02/24	12,450	$12,446,365
∞	4.773%, 08/21/24	3,500	3,489,271
∞	4.911%, 08/30/24	8,000	7,964,967
∞	5.011%, 09/11/24	4,300	4,273,688
∞	5.045%, 09/18/24	13,000	12,907,193
∞	5.075%, 09/25/24	2,250	2,231,642
Tennessee Valley Authority Discount Notes
	3.938%, 08/07/24	2,875	2,872,062
TOTAL AGENCY OBLIGATIONS			46,185,188
U.S. TREASURY OBLIGATIONS — (67.1%)
U.S. Treasury Bills
∞	5.373%, 08/01/24	6,300	6,300,000
∞	4.092%, 08/08/24	2,000	1,997,954
∞	4.528%, 08/13/24	6,300	6,288,907
∞	4.817%, 08/22/24	4,250	4,236,922
∞	5.383%, 08/27/24	2,850	2,839,126
∞	4.923%, 08/29/24	3,000	2,987,692
∞	5.042%, 09/12/24	13,925	13,839,191
∞	5.039%, 09/19/24	375	372,322
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.383%, 10/31/25	13,200	13,207,052
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.458%, 01/31/26	12,450	12,469,546
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.384%, 07/31/25	13,860	13,858,252
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r)	5.363%, 04/30/26	6,750	6,752,475
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.382%, 04/30/25	10,545	10,549,733
TOTAL U.S. TREASURY OBLIGATIONS			95,699,172
TOTAL INVESTMENT SECURITIES (Cost $141,868,150)			141,884,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 5.260%	694,892	694,892
TOTAL INVESTMENTS — (100.0%)
(Cost $142,563,042)^^		$142,579,252

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$46,185,188	—	$46,185,188
U.S. Treasury Obligations	—	95,699,172	—	95,699,172
Temporary Cash Investments	$694,892	—	—	694,892
Total Investments in Securities	$694,892	$141,884,360	—	$142,579,252

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	133,039,952	$4,953,077,407
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	105,712,960	1,724,178,383
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	39,910,003	1,655,866,006
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,307,255	732,223,288
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,523,230	144,205,789
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,154,491	48,671,616
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,861,182,567)^^		$9,258,222,489
Summary of the Global Fund's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$9,258,222,489	—	—	$9,258,222,489
Total Investments in Securities	$9,258,222,489	—	—	$9,258,222,489

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	33,064,256	$1,230,982,264
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	60,488,594	567,987,901
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	26,321,718	429,307,220
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	9,921,050	411,624,370
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	36,218,169	377,393,314
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,784,399	192,463,534
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,368,075	187,170,680
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	7,548,210	182,364,755
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	11,239,335	96,658,283
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,606,655	94,673,207
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	873,771	35,763,427
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,308,439	12,241,225
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,410,437,065)^^		$3,818,630,180
Summary of the Global Fund's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$3,818,630,180	—	—	$3,818,630,180
Total Investments in Securities	$3,818,630,180	—	—	$3,818,630,180

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	19,844,908	$206,783,947
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,754,020	206,710,041
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	2,503,539	93,206,750
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	6,941,259	76,353,855
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,998,977	32,603,309
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	748,737	31,065,083
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,235,406	27,824,493
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	572,653	13,835,305
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	65,847	2,695,117
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	246,161	910,795
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $577,218,011)		$691,988,695

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $856,684)	856,684	856,684
TOTAL INVESTMENTS — (100.0%) (Cost $578,074,695)^^		$692,845,379
Summary of the Global Fund's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$691,988,695	—	—	$691,988,695
Temporary Cash Investments	856,684	—	—	856,684
Total Investments in Securities	$692,845,379	—	—	$692,845,379

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2024, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$2,732,386
U.S. Large Cap Value Portfolio III	2,007,136
DFA International Value Portfolio	7,413,790
DFA International Value Portfolio III	2,134,528
Emerging Markets Portfolio II	9,365
DFA Two-Year Fixed Income Portfolio	122,043
DFA Two-Year Government Portfolio	142,563
Global Equity Portfolio	4,044,898
Global Allocation 60/40 Portfolio	2,455,968
Global Allocation 25/75 Portfolio	589,377
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.